Defined Contribution Plan (FY)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan
17. Defined Contribution Plan
The Company has a 401(k) defined contribution plan (the “401(k) Plan”) for its employees. Eligible employees may make pretax contributions to the 401(k) Plan up to statutory limits. To date, the Company has not made any contributions to the plan.